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          [LETTERHEAD OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY]





                                 August 2, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Southern Farm Bureau Life Insurance Company
                  Southern Farm Bureau Life Variable Life Account
                  Post-Effective Amendment No. 1
                  (File No. 333-68114)
                  --------------------

Commissioners:

         On behalf of Southern Farm Bureau Life Insurance Company (the "Company") and Southern Farm Bureau Life Variable Life Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus for the adjustable premium variable life insurance policies offered by the Company through the Account that would have been filed under paragraph
(b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on May 8, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at (601) 981-7422 or Tom Bisset at (202) 383-0118.

                                                Sincerely,

                                                SOUTHERN FARM BUREAU LIFE
                                                INSURANCE COMPANY

                                                /s/ Mark Williams

                                                Mark Williams
                                                Senior Associate Counsel

cc: Tom Bisset